Equity Method Investments	12 Months Ended
Dec. 31, 2014
Equity Method Investments
Equity Method Investments

NOTE 8. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates at December 31, 2014 primarily include our interests in Otter Media Holdings, YP Holdings and Root Sports Southwest.

Otter Media Holdings We hold a 38% interest in Otter Media Holdings, which was acquired in 2014 and is a venture between The Chernin Group and AT&T, which is focused on acquiring, investing in and launching over-the-top subscription video services.

YP Holdings We hold a 47% interest in YP Holdings, an online advertising company and directory publisher. During 2013, we received $200 from the repayment of advances to YP Holdings and $101 from the return of investment in YP Holdings.

Root Sports Southwest We hold a 40% interest in Root Sports Southwest, which was acquired in 2014 and is part of regional sports networks owned and operated by DIRECTV Sports Networks LLC.

América Móvil We sold our remaining stake in América Móvil in June 2014 (see Note 5).

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2014	2013
Beginning of year	$3,860	$4,581
Additional investments	226	111
Equity in net income of affiliates	175	642
Dividends and distributions received	(148)	(318)
Currency translation adjustments	-	61
Sale of América Móvil shares	(3,817)	(781)
Return of advances to and investments in YP Holdings	-	(301)
América Móvil equity adjustments	-	(124)
Other adjustments	(46)	(11)
End of year	$250	$3,860

Undistributed earnings from equity affiliates were $88 and $3,346 at December 31, 2014 and 2013.